-------------------------------------------------------------------------------
PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND






                      Annual Report
                    November 30, 1995












-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

PENNSYLVANIA
DAILY MUNICIPAL                         600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                     212-830-5200

===============================================================================



Dear Shareholder:


We are pleased to present the annual report of Pennsylvania Daily Municipal Income Fund for the year ended November 30, 1995.

The Fund had net assets of $40,980,201 and 1,425 active shareholders as of November 30, 1995. Dividends earned on a share held throughout the period were $.034 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 3.50% yield on an annual basis.

Thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



/s/ Steven W. Duff


Steven W. Duff
President







-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1995


===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                   ----------------
      Face                                                                      Maturity                  Value            Standard
     Amount                                                                       Date      Yield       (Note 1)   Moody's & Poor's
     ------                                                                       ----      -----       --------   -------   ------

Other Tax Exempt Investments (18.94%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,500,000  Central Blair County, PA Sanitary Authority RN (b)              05/15/96    4.33%     $ 1,505,534
     1,300,000  Philadelphia, PA School District TRAN - Series 1995-96          06/28/96    3.95        1,303,955     Aaa   SP-1
     1,000,000  Philadelphia, PA Water & Sewer (11th Series) - Subseries A      12/01/95    3.86        1,020,000     Aaa   AAA
     1,575,000  State of Pennsylvania IDA GH3
                AMBAC Insured                                                   01/01/96    4.55        1,575,316     Aaa   AAA
     1,500,000  Temple University (University Funding Obligation) - Series 1995 05/22/96    4.07        1,505,846           SP-1+
       800,000  York County, PA IDA First Mortgage
                (Fairview Village Associates Project)                           06/01/96    3.93          849,424     Aaa   AA
--------------                                                                                         ----------
     7,675,000  Total Other Tax Exempt Investments                                                      7,760,075
--------------                                                                                         ----------

Other Variable Rate Demand Instruments (c) (50.39%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 200,000  Alleghany County, PA ACES (Alleghany Hospital) - Series 1988C
                LOC PNC Bank                                                    03/01/13    3.60%     $   200,000    VMIG-1    A1+
     1,200,000  Alleghany County, PA HDA RB
                Alleghany General Hospital  - Series B
                LOC Morgan Guaranty                                             09/01/10    3.55        1,200,000    VMIG-1    A1+
       500,000  Alleghany, PA IDA
                (Commercial Development Parkway Center Project) - Series A
                LOC Mellon Bank, N.A.                                           05/01/09    4.00          500,000      A1
     1,000,000  Allegheny County, PA
                (Childrens Hospital of Pittsburgh) - Series 1985B
                MBIA Insured                                                    12/01/15    3.60        1,000,000    VMIG-1    A1
     2,000,000  Beaver County, PA IDA
                LOC Barclays Bank                                               08/01/20    3.65        2,000,000      P1      A1+
     1,500,000  Cambria County, PA IDA
                (Cambria Generation Project) - Series VI
                LOC Fuji Bank, Ltd.                                             09/01/19    3.90        1,500,000    VMIG-1    A1
       200,000  Cambria County, PA IDA
                (Cogenation Project) - Series 1991
                LOC Fuji Bank, Ltd.                                             09/01/19    3.90          200,000    VMIG-1    A1+
       400,000  Chartiers Valley IDA
                (Commercial Steel Corporation) - Series 1990A (b)
                LOC PNC Bank                                                    09/01/05    4.00          400,000
     1,900,000  Clarion County, PA EDA (Piney Creek) - Series A
                LOC Swiss Bank Corp.                                            12/01/11    3.80        1,900,000    VMIG-1    A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
      Face                                                                      Maturity                Value              Standard
     Amount                                                                       Date    Yield       (Note 1)     Moody's & Poor's
     ------                                                                       ----    -----       --------     -------   ------


Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 375,000  Clinton County, PA Municipal Authority HRB
                (Lock Haven Hospital Project) - Series 1991A (b)
                LOC Mellon Bank, N.A.                                           09/01/07    3.80%      $ 375,000               A1
     1,000,000  College Township IDA
                LOC Wachovia Bank & Trust Co., N.A.                             11/01/11    3.75       1,000,000               A1+
       800,000  Delaware County, PA IDA (British Petroleum Oil Incorporated)    12/01/09    3.80         800,000        P1     A1+
     1,600,000  Delaware County, PA IDA (Scott Paper Company) - Series A
                LOC Fuji Bank, Ltd.                                             12/01/18    4.10       1,600,000        P1     A1
       400,000  Emmaus General Authority, PA
                Local Government RB - Series 1989 F4
                GIC Goldman Sachs                                               03/01/24    3.75         400,000        A1
     2,000,000  Geisinger Authority, PA Health System
                (Geisinger Health System) - Series 1992B                        07/01/22    3.70       2,000,000               A1+
       400,000  Jeannette, PA Health Services Authority (Jeannette Corporation)
                LOC PNC Bank                                                    07/01/99    4.00         400,000      VMIG-1
       500,000  Lehigh County, PA IDA - Series 1985A
                LOC Rabobank Nederland                                          12/01/15    3.80         500,000        P1
       675,000  PA Economic Development Financing Authority RB - Series D11
                LOC PNC Bank                                                    11/01/05    4.00         675,000        A1
     1,000,000  Pennsylvania HEFA RB (Carnegie Mellon University) - Series B    11/01/27    3.70       1,000,000               A1+
       100,000  Pennsylvania State EDA (B&W Ebensburg Project)
                LOC Swiss Bank Corp.                                            12/01/11    3.75         100,000     VMIG-1
     1,100,000  Pennsylvania State Higher Education Assistance Agency
                Student Loan                                                    07/01/18    3.80       1,100,000     VMIG-1    A1+
     1,000,000  Quakertown, PA Hospital Group Pooled RB
                LOC First National Bank of Chicago                              07/01/05    3.70       1,000,000     VMIG-1
       800,000  Sewickley Valley Hospital Authority, PA RN
                (D.T. Watson Rehabilitation Hospital)
                LOC PNC Bank                                                    10/01/97    4.38         800,000       P1      A1
   -----------                                                                                        ----------
    20,650,000  Total Other Variable Rate Demand Instruments                                          20,650,000
   -----------                                                                                        ----------
Put Bonds (d) (6.59%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,700,000  Alleghany County, PA
                LOC Canadian Imperial Bank of Commerce                          11/07/96    3.75%    $ 2,700,000       P1     A1
   -----------                                                                                        ----------
     2,700,000  Total Put Bonds                                                                        2,700,000
   -----------                                                                                        ----------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
NOVEMBER 30, 1995

===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
      Face                                                                     Maturity                  Value             Standard
     Amount                                                                      Date      Yield       (Note 1)    Moody's & Poor's
     ------                                                                      ----      -----       --------    -------   ------

Tax Exempt Commercial Paper (14.64%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,400,000  Alleghany County, PA IDA PCRB
                LOC Norinchukin Bank, Ltd.                                      12/07/95    4.15%     $ 2,400,000       P1      A1
     1,000,000  Beaver County, PA IDA PCRB (Duquesne Light Company)
                LOC Union Bank of Switzerland                                   02/09/96    3.80        1,000,000     VMIG-1    A1+
     1,000,000  City of Philadelphia, PA Gas Works - Series B
                LOC Canadian Imperial Bank of Commerce                          02/22/96    3.75        1,000,000       P1      A1+
       800,000  Venango County, PA IDA RB (Scrubgrass Project) - Series A
                LOC National Westminster Bank PLC                               12/13/95    3.85          800,000       P1      A1+
       800,000  Venango County, PA IDA RB (Scrubgrass Project) - Series B
                LOC National Westminster Bank PLC                               02/12/96    3.80          800,000       P1      A1+
   -----------                                                                                       ------------
     6,000,000  Total Tax Exempt Commercial Paper                                                       6,000,000
   -----------                                                                                       ------------
Variable Rate Demand Instruments -
Private Placements (c) (7.32%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 3,000,000  Pennsylvania Economic Development
                Financing Authority - Series 1992E (b)
                LOC First National Bank of Maryland                             12/01/17    4.32%    $  3,000,000
   -----------                                                                                       ------------
     3,000,000  Total Variable Rate Demand Instruments - Private Placements                             3,000,000
   -----------                                                                                       ------------
                Total Investments (97.88%) (Cost $40,110,075+)                                         40,110,075
                Cash and Other Assets, Net of Liabilities (2.12%)                                         870,126
                                                                                                     ------------
                Net Assets (100.00%), 40,981,143 Shares Outstanding (Note 3)                         $ 40,980,201
                                                                                                     ============
                Net Asset Value, offering and redemption price per share                             $       1.00
                                                                                                     ============

              + Aggregate cost for federal income tax purposes is identical.






-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.


KEY:
     EDA      =   Economic Development Authority                  PCRB     =    Pollution Control Revenue Bond

     HEFA     =   Health & Education Finance Authority            RB       =    Revenue Bond

     HDA      =   Hospital Development Authority                  RN       =    Revenue Note

     HRB      =   Hospital Revenue Bond                           TRAN     =    Tax and Revenue Anticipation Note

     IDA      =   Industrial Development Authority

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995

===============================================================================


INVESTMENT INCOME
Income:

    Interest................................................................................  $   1,569,689
                                                                                               ------------

Expenses: (Note 2)

    Investment management fee...............................................................        155,535

    Administration fee......................................................................         77,767

    Distribution fee........................................................................         97,209

    Custodian, shareholder servicing and related shareholder expenses.......................         55,166

    Legal, compliance and filing fees.......................................................         11,933

    Audit and accounting....................................................................         51,809

    Trustees' fees..........................................................................          6,861

    Amortization of organization expenses...................................................          9,848

    Other...................................................................................          3,052
                                                                                               ------------

      Total expenses........................................................................        469,180

      Fees waived...........................................................................  (     238,372)
                                                                                               ------------

      Net expenses..........................................................................        230,808
                                                                                               ------------

Net investment income.......................................................................      1,338,881


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................            707
                                                                                               ------------

Increase in net assets from operations......................................................  $   1,339,588
                                                                                               ============

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1995 AND 1994

===============================================================================



                                                                          1995                     1994
                                                                     ---------------          --------------


INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $     1,338,881          $      963,160
    Net realized gain (loss) on investments......................                707                   3,570
                                                                     ---------------          --------------
Increase in net assets from operations............................         1,339,588                 966,730
Dividends to shareholders from net investment income..............   (     1,338,881)*        (      963,160)*
Capital share transactions (Note 3)...............................   (     2,579,953)              4,738,804
                                                                     ---------------          --------------
        Total increase (decrease).................................   (     2,579,246)              4,742,374
Net assets:
    Beginning of year.............................................        43,559,447              38,817,073
                                                                     ---------------          --------------
    End of year...................................................   $    40,980,201            $ 43,559,447
                                                                     ===============          ==============

*    Designated as exempt-interest dividends for federal income tax purposes.





-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


===============================================================================

1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended November 30, 1995.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets not in excess of $1.25 billion, plus .19% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .18% of such assets in excess of $1.5 billion.

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


===============================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended November 30, 1995 the Manager voluntarily waived investment management fees and administration fees and the Distributor voluntarily waived shareholder servicing fees of $63,396, $77,767 and $97,209, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $19,354 paid to Fundtech Services L.P., an affiliate of the Manager, as servicing agent for the Fund.


3. Capital Stock.

At November 30, 1995, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $40,981,143. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                            Year                       Year
                                                            Ended                      Ended
                                                      November 30, 1995           November 30, 1994
                                                      -----------------           -----------------

Sold........................................               125,004,714                 111,398,451
Issued on reinvestment of dividends.........                 1,130,639                     686,315
Redeemed....................................         (     128,715,306)           (    107,345,962)
                                                      ----------------             ---------------
Net increase (decrease).....................         (       2,579,953)                  4,738,804
                                                      ================             ===============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 65% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


===============================================================================

5. Sales of Securities.

Accumulated undistributed realized losses at November 30, 1995 amounted to $942 which represents tax basis capital losses which may be carried forward to offset future gains through November 30, 2001.

6. Selected Financial Information.



                                                                                                 December 16, 1992
                                                         Year Ended November 30,                  (Commencement of
                                                --------------------------------------              Operations) to
                                                     1995                     1994               November 30, 1993
                                                -------------            -------------           -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period.....       $       1.000           $       1.000             $       1.000
                                                -------------            -------------             ------------

Income from investment operations:
   Net investment income.................                .034                   0.024                     0.022

Less distributions:
   Dividends from net investment income..       (        .034)          (       0.024)            (       0.022)
                                                 ------------            ------------              ------------

Net asset value, end of period...........       $       1.000           $       1.000             $       1.000
                                                =============           =============             =============

Total Return.............................                3.50%                  2.44%                      2.28%*

Ratios/Supplemental Data
Net assets, end of period (000)..........       $       40,980          $      43,559             $       38,817

Ratios to average net assets:
   Expenses..............................                 .59%+                 0.49%+                     0.22%*+
   Net investment income.................                3.44%+                 2.44%+                     2.26%*+


*    Annualized
+ Net of management, administration fees and shareholder servicing fees waived equivalent to .61%, .68%, and .85% of average net assets, plus expenses reimbursed equivalent to .33% of average net assets for the period
     December 16, 1992 (Commencement of Operations) to November 30, 1993.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT

===============================================================================

The Board of Trustees and Shareholders
Pennsylvania Daily Municipal Income Fund


We have audited the accompanying statement of net assets of Pennsylvania Daily Municipal Income Fund as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the two years in the period then ended and for the period from December 16, 1992 (Commencement of Operations) to November 30, 1993. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Pennsylvania Daily Municipal Income Fund as of November 30, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.




                                   /s/ McGladrey & Pullen, LLP




New York, New York
December 26, 1995


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------




Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

Transfer Agent &
Dividend Disbursing Agent
     Fundtech Services L.P.
     600 Fifth Avenue
     New York, NY 10020




-------------------------------------------------------------------------------